Short-term Loans Receivable	12 Months Ended
Dec. 31, 2020
Short-term Loans Receivable [Abstract]
Short-term Loans Receivable

Note 6 - Short-term Loans Receivable

(a) On December 20, 2019, the Group issued notes receivable in an aggregate of approximately $1,626,000 to an unrelated party. The notes were due June 20, 2020 and accrue interest at a rate of 6% per annum. On June 20, 2020, the notes were extended to June 21, 2021. For the years ended December 31, 2020 and 2019, interest income earned on these notes were approximately $99,000 and $3,000, respectively.

(b) In June and December 2020, the Group entered into loan agreements in the aggregate principal amount of $380,000 to one unrelated party. The loans are due on April 28, 2021 and June 29, 2021, respectively and both accrue interest at a rate of 6% per annum. For the year ended December 31, 2020, interest income earned on these notes was approximately $4,000.

(c) In June 2020, the Group entered into a loan agreement in the principal amount of $300,000 to another unrelated party. Such loan is due on December 1, 2020 and accrue interest at a rate of 6% per annum. The loan was partially repaid and then was extended to December 1, 2021. As of December 31, 2020, the outstanding balance was approximately $214,000 which was fully repaid in March 2021. For the year ended December 31, 2020, interest income earned on this note was approximately $11,000.

As of December 31, 2020, and 2019, the aggregate outstanding balance of loan receivables above was approximately $1,637,000 and $2,239,000, respectively. Subsequently on March 1, 2021, the Group entered into Deeds of Assignment with the two unrelated borrowers discussed in (a) and (b) above and Lanlian (as discussed in Note 7). As a result, the Group assigned the outstanding loans receivable and accrued interest in Note 6(a) in an aggregate of approximate $1,691,000 to Lanlian without recourse as payment for the purchase price (as discussed in Note 7), and such notes were fully settled; the Group assigned the outstanding loans receivable in Note 6(b) in an aggregate of approximate $359,000 to Lanlian without recourse as payment for the purchase price (as discussed in Note 7), and the remaining principal of such loans were approximately $21,000 which were fully collected in March 2021. No gains or losses are recognized.